STOCK-BASED COMPENSATION - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Dell Technologies Inc. 2013 Stock Incentive Plan | Time-Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average grant date fair value of stock options granted per option (in dollars per share)		$ 10.36
Expected term (in years)		3 years 4 months 24 days
Risk-free rate (U.S. Government Treasury Note)		0.90%
Expected volatility		51.00%
Expected dividend yield		0.00%
Dell Technologies Inc. 2013 Stock Incentive Plan | Performance-Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average grant date fair value of stock options granted per option (in dollars per share)		$ 8.83
Risk-free rate (U.S. Government Treasury Note)		1.70%
Expected volatility		44.00%
Expected dividend yield		0.00%
VMware 2007 Equity and Incentive Plan | Employee stock - ESPP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average grant date fair value of stock options granted per option (in dollars per share)	$ 83.62
Expected term (in years)	3 years 4 months
Risk-free rate (U.S. Government Treasury Note)	1.70%
Expected volatility	29.00%
Expected dividend yield	0.00%
VMWare Employee Stock Purchase Plan | Employee stock - ESPP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average grant date fair value of stock options granted per option (in dollars per share)	$ 21.93	$ 13.57
Expected term (in years)	11 months	9 months 18 days
Risk-free rate (U.S. Government Treasury Note)	1.20%	0.50%
Expected volatility	23.00%	38.00%
Expected dividend yield	0.00%	0.00%